Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Operating Activities:
Net income	$ 2,097	$ 1,561	$ 2,032
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,587	2,386	2,113
Provision for uncollectible accounts	130	167	160
Deferred income taxes and other noncash items	581	521	1,126
Business realignment, impairment and other charges		479	134
Stock-based compensation	117	109	105
Changes in assets and liabilities:
Receivables	(516)	(451)	(254)
Other current assets	(22)	257	(231)
Pension and postretirement healthcare assets and liabilities, net	(453)	(335)	(453)
Accounts payable and other liabilities	(235)	10	144
Other, net	(22)	(16)	(41)
Cash provided by operating activities	4,264	4,688	4,835
Investing Activities:
Capital expenditures	(3,533)	(3,375)	(4,007)
Business acquisitions, net of cash acquired	(36)	(483)	(116)
Proceeds from asset dispositions and other	18	55	74
Cash used in investing activities	(3,551)	(3,803)	(4,049)
Financing Activities:
Principal payments on debt	(254)	(417)	(29)
Proceeds from debt issuance	1,997	1,739
Proceeds from stock issuances	557	280	128
Excess tax benefit on the exercise of stock options	44	23	18
Dividends paid	(187)	(177)	(164)
Purchase of treasury stock, including accelerated share repurchase agreements	(4,857)	(246)	(197)
Other, net	(19)	(18)
Cash (used in) provided by financing activities	(2,719)	1,184	(244)
Effect of exchange rate changes on cash	(3)	5	(27)
Net (decrease) increase in cash and cash equivalents	(2,009)	2,074	515
Cash and cash equivalents at beginning of period	4,917	2,843	2,328
Cash and cash equivalents at end of period	$ 2,908	$ 4,917	$ 2,843